UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     February 11, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $137,576 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     2139   100000 SH       SOLE                   100000        0        0
APACHE CORP                    COM              037411105     3818    35500 SH       SOLE                    35500        0        0
ATP OIL & GAS CORP             COM              00208j108     5183   102550 SH       SOLE                   102550        0        0
BAKER HUGHES INC               COM              057224107     6700    82610 SH       SOLE                    82610        0        0
CAL DIVE INTL INC DEL          COM              12802t101     2125   160500 SH       SOLE                   160500        0        0
CAMECO CORP                    COM              13321l108     3038    76300 SH       SOLE                    76300        0        0
CAMERON INTERNATIONAL CORP     COM              13342b105     8795   182740 SH       SOLE                   182740        0        0
CHEVRON CORP NEW               COM              166764100     2800    30000 SH       SOLE                    30000        0        0
CONSOL ENERGY INC              COM              20854p109     8114   113450 SH       SOLE                   113450        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     7993    56290 SH       SOLE                    56290        0        0
ENERGEN CORP                   COM              29265n108     6259    97450 SH       SOLE                    97450        0        0
EXXON MOBIL CORP               COM              30231g102     2787    29750 SH       SOLE                    29750        0        0
HALLIBURTON CO                 COM              406216101     7383   194750 SH       SOLE                   194750        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330p107     6698   161405 SH       SOLE                   161405        0        0
HOUSTON AMERN ENERGY CORP      COM              44183u100     1761   577451 SH       SOLE                   577451        0        0
JOY GLOBAL INC                 COM              481165108     4048    61500 SH       SOLE                    61500        0        0
MCDERMOTT INTL INC             COM              580037109     7976   135120 SH       SOLE                   135120        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     3012    41000 SH       SOLE                    41000        0        0
NOBLE CORPORATION              SHS              g65422100     5611    99300 SH       SOLE                    99300        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106       68   225000     Put  SOLE                   225000        0        0
ONEOK INC NEW                  COM              682680103     1343    30000 SH       SOLE                    30000        0        0
SCHLUMBERGER LTD               COM              806857108     6929    70435 SH       SOLE                    70435        0        0
SMITH INTL INC                 COM              832110100     6199    83945 SH       SOLE                    83945        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108      554    16100 SH       SOLE                    16100        0        0
TIDEWATER INC                  COM              886423102     3259    59400 SH       SOLE                    59400        0        0
TRANSOCEAN INC NEW             SHS              G90073100     8377    58516 SH       SOLE                    58516        0        0
UNIT CORP                      COM              909218109      859    18575 SH       SOLE                    18575        0        0
WEATHERFORD INTERNATIONAL LT   COM              g95089101     8484   123675 SH       SOLE                   123675        0        0
WILLIAMS COS INC DEL           COM              969457100     5264   147135 SH       SOLE                   147135        0        0